Earnings Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
EARNINGS PER SHARE

16 - EARNINGS PER SHARE

The computation of basic and dilutive net loss per share attributable to common stockholders for the nine months ended September 30, 2025 and 2024, are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Basic:
Numerator:
Net income (loss) attributable to common shareholders	$1,375,294	$(33,323,555)	$(1,736,512)	$(46,620,619)
Denominator:
Weighted-average common shares outstanding	45,644,909	22,292,374	40,325,293	20,217,081
Net income (loss) per share – basic:	$0.03	$(1.49)	$(0.04)	$(2.31)
Diluted:
Numerator:
Net income (loss) attributable to common and common equivalent shareholders	1,375,294	(33,323,555)	(1,736,512)	(46,620,619)
Denominator:
Weighted-average common stock outstanding	45, 644,909	22,292,374	40, 325,293	20,217,081
Stock options, RSUs, warrants, Earn-Out Liability, and convertible notes outstanding to purchase shares of common stock	25,487	-	-	-
Total common and common equivalent shares outstanding	45,670,396	22,292,374	40, 325,293	20,217,081
Net income (loss) per share – diluted:	$0.03	$(1.49)	$(0.04)	$(2.31)

The weighted average potential shares of common stock that were excluded from the calculation of net income (loss) per share-diluted for the periods presented because including them would have been anti-dilutive consisted of the following:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Stock options outstanding to purchase shares of common stock and RSUs	4,453,687	-	4,299,474	-
Public Warrants	6,384,326	1,179,712	6,384,326	397,559
SPAC Private Placement Warrants	5,256,218	971,258	5,256,218	327,310
Private Veea Warrants	159,307	29,437	159,307	9,920
2025 Investor Warrants	4,694,429	-	1,582,006	-
Convertible Notes	233,333	193,333	139,288	64.444

The weighted average potential shares of common stock that were excluded from the calculation of net income (loss) per share-diluted because the performance or market conditions associated with these awards were not met are as follows for the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Earn-Out Liability	4,500,000	-	4,500,000	-

15 - EARNINGS PER SHARE

As described in Note 4 - Reverse Recapitalization, the Company accounted for the Business Combination as a reverse recapitalization. Earnings per share calculations for all periods prior to the Closing have been retrospectively adjusted by the Exchange Ratio for the equivalent number of shares of Common Stock outstanding immediately after the Closing to effect the reverse recapitalization. Subsequent to the Closing, earnings per share is calculated based on the weighted average number of shares of Common Stock outstanding.